Employee benefits (Tables)	12 Months Ended
Mar. 31, 2020
Parent Company Gratuity plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2020, 2019 and 2018 consist of the following:

	For the Year Ended March 31,
	2020		2019		2018
Current service cost	Rs.	276	Rs.	265	Rs.	252
Interest on defined benefit liability		(4)		(2)		6
Gratuity cost recognized in income statement	Rs.	272	Rs.	263	Rs.	258

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2020		2019
Present value of funded obligations	Rs.	2,349	Rs.	2,200
Fair value of plan assets		(2,160)		(2,174)
Net defined benefit liability recognized	Rs.	189	Rs.	26

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2020		2019
Defined benefit obligations at the beginning of the year	Rs.	2,200	Rs.	2,007
Current service cost		276		265
Interest on defined obligations		152		145
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(96)		28
Actuarial loss/(gain) due to demographic assumptions		(48)		-	*
Actuarial loss/(gain) due to experience changes		59		-	*
Benefits paid		(194)		(245)
Defined benefit obligations at the end of the year	Rs.	2,349	Rs.	2,200

* Rounded to the nearest million.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2020		2019
Fair value of plan assets at the beginning of the year	Rs.	2,174	Rs.	1,958
Employer contributions		14		294
Interest on plan assets		156		147
Re-measurements due to:
Return on plan assets excluding interest on plan assets		10		20
Benefits paid		(194)		(245)
Plan assets at the end of the year	Rs.	2,160	Rs.	2,174

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2020
Defined benefit obligation without effect of projected salary growth	Rs.	1,593
Add: Effect of salary growth		756
Defined benefit obligation with projected salary growth		2,349
Defined benefit obligation, using discount rate minus 50 basis points		2,419
Defined benefit obligation, using discount rate plus 50 basis points		2,282
Defined benefit obligation, using salary growth rate plus 50 basis points		2,418
Defined benefit obligation, using salary growth rate minus 50 basis points		2,282

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2020	2019	2018
Discount rate	6.65%	7.45%	7.75%
Rate of compensation increase	7.50%	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]
The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2020	2019	2018
Discount rate	7.45%	7.75%	7.20%
Rate of compensation increase	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2020 and 2019, by asset category, was as follows:

	As of March 31,
	2020	2019
Funds managed by insurers	99%	99%
Others	1%	1%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as at March 31, 2020 were as follows:

Expected contribution		Amount
During the year ended March 31, 2021 (estimated)	Rs.	189

Expected future benefit payments
March 31, 2021	413
March 31, 2022	301
March 31, 2023	294
March 31, 2024	273
March 31, 2025	259
Thereafter	2,201

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2020, 2019 and 2018 consist of the following:

	For the Year Ended March 31,
	2020		2019		2018
Current service cost	Rs.	11	Rs.	13	Rs.	12
Interest on defined benefit liability		16		15		13
Total cost recognized in income statement	Rs.	27	Rs.	28	Rs.	25

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2020		2019
Present value of funded obligations	Rs.	234	Rs.	223
Fair value of plan assets		(128)		(70)
Net defined benefit liability recognized	Rs.	106	Rs.	153

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2020		2019
Defined benefit obligations at the beginning of the year	Rs.	223	Rs.	243
Current service cost		11		13
Interest on defined obligations		25		22
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		50		(47)
Actuarial loss/(gain) due to experience changes		(8)		7
Benefits paid		(41)		(16)
Foreign exchanges differences		(26)		1
Defined benefit obligations at the end of the year	Rs.	234	Rs.	223

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2020		2019
Fair value of plan assets at the beginning of the year	Rs.	70	Rs.	66
Employer contributions		113		16
Interest on plan assets		9		7
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(7)		(3)
Benefits paid		(41)		(16)
Foreign exchanges differences		(16)		- *
Plan assets at the end of the year	Rs.	128	Rs.	70

* Rounded to the nearest million.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2020
Defined benefit obligation without effect of projected salary growth	Rs.	158
Add: Effect of salary growth	76
Defined benefit obligation with projected salary growth	234
Defined benefit obligation, using discount rate minus 50 basis points	244
Defined benefit obligation, using discount rate plus 50 basis points	224
Defined benefit obligation, using salary growth rate plus 50 basis points	245
Defined benefit obligation, using salary growth rate minus 50 basis points	224

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2020	2019	2018
Discount rate	8.75%	11.25%	9.00%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]	The assumptions used to determine defined benefit cost:
	For the Year Ended March 31,
	2020	2019	2018
Discount rate	11.25%	9.00%	8.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2020 and 2019, by asset category, was as follows:

	As of March 31,
	2020	2019
Funds managed by insurers	51%	51%
Others	49%	49%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as at March 31, 2020 were as follows:

Expected contribution	Amount
During the year ended March 31, 2021 (estimated)	Rs.	32

Expected future benefit payments
March 31, 2021		5
March 31, 2022		5
March 31, 2023		6
March 31, 2024		11
March 31, 2025		16
Thereafter		536